SIGNIFICANT ACCOUNTING POLICIES - Accounts receivable, net (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Accounts, Notes, Loans and Financing Receivable [Line Items]
Reserve for doubtful accounts	$ (119)	$ (122)
Total accounts receivable	13,844	17,843
Bank income receivable
Accounts, Notes, Loans and Financing Receivable [Line Items]
Receivable	64	13,097
Program management receivable
Accounts, Notes, Loans and Financing Receivable [Line Items]
Receivable	$ 13,899	$ 4,868